Interim Statement Presentation (Details) - VASO CORPORATION [Member] - Correction of Prior Period Financial Statements [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Interim Statement Presentation (Details) [Line Items]
Accumulated deficit		$ 229,000
lower commission revenue	$ 287,000
Commission expense		$ 58,000